Note A - Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 24, 2013 Numerator [Member]	Oct. 24, 2013 Denominator [Member]
Note A - Summary of Significant Accounting Policies (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio				5	4
Percentage of LIFO Inventory	76.00%	73.00%
Depreciation	$ 12.4	$ 11.2	$ 10.5
Advertising Expense	$ 3.4	$ 3.5	$ 3.4